Investments and assets and liabilities held for sale, Breakdown of investment (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Breakdown of the investment [Abstract]
Equity		R$ (455,904)	R$ (737,056)	R$ (381,129)	R$ (135,496)
Total		(23,787)	(24,220)	(17,903)
Dona Juana [Member]
Breakdown of the investment [Abstract]
Equity		(34,471)	(36,008)
Investment-Estre Ambiental-51% (interest)		(17,580)	(18,364)
Advances received		(6,207)	(5,856)
Total		R$ (23,787)	R$ (24,220)	R$ (17,903)
Investment interest percentage	[1]	0.00%	0.00%	51.00%

[1]	Presented as assets held for sale in 2016 (please refer to Note 10.2)